Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows provided by (used in) operating activities
Net income	$ 445,871		$ 542,361		$ 392,618
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Share compensation expenses	33,073		27,630		26,709
(Gain) loss on sale / deconsolidation of subsidiary	(2,081)		3,237		0
Bargain purchase gain	0		0		(49,702)
Amortization of discount on senior notes	108		108		108
(Income) loss from investment affiliate	(8,411)		(4,790)		964
Net realized (gains) on investments	(23,095)		(3,258)		(18,233)
Change in net unrealized losses (gains) on investments	57,973	[1]	58,481	[1]	(17,585)	[1]
Amortization of intangible assets	4,538		4,162		10,159
(Income) from operating affiliates	(17,723)		(14,289)		(12,580)
Foreign exchange losses (gains) included in net income	23,591		1,912		(16,123)
Amortization of premium on fixed maturities	19,107		19,093		24,289
Change in:
Premiums receivable	22,810		127,442		19,860
Deferred acquisition costs	(27,026)		12,319		(1,875)
Prepaid reinsurance premiums	34,370		(3,658)		3,116
Loss reserves recoverable	81,824		69,910		40,708
Paid losses recoverable	43,580		(33,807)		54,248
Income taxes recoverable	0		0		522
Accrued investment income	2,417		2,499		7,404
Other assets	32,448		(80,718)		(9,618)
Reserve for losses and loss expenses	(395,499)		(472,883)		116,902
Unearned premiums	17,280		(69,866)		(17,148)
Reinsurance balances payable	(31,061)		(4,724)		(12,365)
Deferred income taxes	(45,380)		(1,008)		1,040
Accounts payable and accrued expenses	(26,933)		85,121		(253)
Net cash provided by operating activities	241,781		265,274		543,165
Cash flows provided by (used in) investing activities
Proceeds on sales of investments	4,756,555		4,370,548		3,393,740
Proceeds on maturities of investments	554,619		490,459		548,226
Purchases of fixed maturities	(4,379,314)		(5,392,728)		(3,726,611)
(Purchases) sales of short-term investments, net	(121,264)		353,353		56,502
Purchases of other investments	(119,815)		(38,492)		(491,210)
Decrease (increase) in securities lending collateral	2,922		(3,167)		7,771
Redemption from operating affiliates	77,544		86,657		0
Decrease (increase) in restricted cash	27,489		(172,962)		(3,493)
Proceeds on sale of subsidiary, net of cash	16,459		21,388		0
Purchase of subsidiary, net of cash acquired	(643,545)		0		17,196
Net cash provided by (used in) investing activities	121,582		(321,436)		(302,214)
Cash flows provided by (used in) financing activities
Proceeds on issuance of notes payable to operating affiliates	680,027		442,412		0
Repayments on notes payable to operating affiliates	(617,068)		(3,553)		0
Issuance of common shares, net	5,347		1,211		3,015
Purchases of common shares under share repurchase program	(510,952)		(513,504)		(259,962)
Dividends paid	(117,043)		(360,071)		(110,037)
(Decrease) increase in securities lending payable	(2,922)		3,167		(7,771)
Third party investment in redeemable noncontrolling interest	68,200		92,190		0
Third party redemption of redeemable noncontrolling interest	(10,496)		(19,400)		0
Investment in third party noncontrolling interest	0		58,500		450,100
Third party subscriptions received in advance	15,400		35,000		19,400
Net cash (used in) provided by financing activities	(489,507)		(264,048)		94,745
Effect of foreign currency rate changes on cash and cash equivalents	(30,764)		(6,364)		17,540
Net (decrease) increase in cash	(156,908)		(326,574)		353,236
Cash and cash equivalents - beginning of year	734,148		1,060,722		707,486
Cash and cash equivalents - end of year	577,240		734,148		1,060,722
Taxes paid during the year	42,689		5,407		3,832
Interest paid during the year	54,526		52,191		43,249
Operating Affiliates [Member]
Adjustments to reconcile net income to cash provided by (used in) operating activities:
(Income) from operating affiliates	(17,723)		(14,289)
Cash flows provided by (used in) investing activities
Investments in affiliates	(37,600)		(22,000)		(91,500)
Investment Affiliates [Member]
Cash flows provided by (used in) investing activities
Investments in affiliates	$ (12,468)		$ (14,492)		$ (12,835)

[1]	Includes change in net unrealized gains (losses) and realized gains on investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and is included in the Consolidated Statements of Comprehensive Income as net loss (income) attributable to noncontrolling interest.